Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,948,224	¥ 25,688,327		¥ 15,567,036	¥ 13,982,393
Prepayments and other current assets	347,185	2,258,904		1,970,780
Amount due from related parties	1,659,401	10,796,561		9,074,275
Total current assets	17,679,579	115,028,652		106,932,098
Non-current assets:
Investment in equity investees	2,851,286	18,551,319		14,628,786
Investment in subsidiaries and VIEs | ¥		8,800,593		9,489,813
Investment securities	1,541,247	10,027,813		1,059,632
Intangible assets, net	1,028,652	6,692,717		8,310,657
Total non-current assets	10,609,153	69,026,314		53,441,420
Total assets	28,288,732	184,054,966		160,373,518
Current liabilities:
Accrued expenses and other liabilities	2,323,570	15,117,840		10,512,590
Total current liabilities	18,174,789	118,250,621		104,740,235
Non-current liabilities:
Unsecured senior notes	990,941	6,447,357		6,831,012
Total non-current liabilities	2,061,946	13,415,642		14,413,500
Total liabilities	20,236,735	131,666,263		119,153,735
Shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017.)	58	377		377
Additional paid-in capital	11,720,119	76,254,607		59,258,417
Statutory reserves	97,746	635,966		132,938
Treasury stock	(685,122)	(4,457,608)		(5,181,880)
Accumulated deficit	(3,417,397)	(22,234,609)		(21,860,345)
Accumulated other comprehensive income	283,123	1,842,081		1,543,393
Total JD.com, Inc. shareholders' equity	7,998,527	52,040,814		33,892,900
Total liabilities, mezzanine equity and shareholders' equity	$ 28,288,732	¥ 184,054,966		¥ 160,373,518
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000		100,000,000,000
Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	2,477,346,590	2,477,346,590		2,467,134,904
Ordinary shares, shares outstanding (in shares)	2,406,652,132	2,406,652,132		2,384,954,010
Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	461,362,309	461,362,309		471,573,995
Ordinary shares, shares outstanding (in shares)	446,011,297	446,011,297		451,490,387
Parent company
Current assets:
Cash and cash equivalents	$ 1,377,866	¥ 8,964,809		¥ 6,116,574
Prepayments and other current assets	9,814	63,853		38,160
Amount due from related parties	109,997	715,671		684,510
Total current assets	1,497,677	9,744,333		6,839,244
Non-current assets:
Investment in equity investees	1,155	7,514
Investment in subsidiaries and VIEs	7,020,215	45,675,625		29,322,026
Investment securities	5,517	35,893		38,226
Intangible assets, net	475,316	3,092,549		4,615,708
Total non-current assets	7,502,203	48,811,581		33,975,960
Total assets	8,999,880	58,555,914		40,815,204
Current liabilities:
Accrued expenses and other liabilities	10,412	67,743		91,292
Total current liabilities	10,412	67,743		91,292
Non-current liabilities:
Unsecured senior notes	990,941	6,447,357		6,831,012
Total non-current liabilities	990,941	6,447,357		6,831,012
Total liabilities	1,001,353	6,515,100		6,922,304
Shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017.)	58	377		377
Additional paid-in capital	11,720,119	76,254,607		59,258,417
Statutory reserves	97,746	635,966		132,938
Treasury stock	(685,122)	(4,457,608)		(5,181,880)
Accumulated deficit	(3,417,397)	(22,234,609)		(21,860,345)
Accumulated other comprehensive income	283,123	1,842,081		1,543,393
Total JD.com, Inc. shareholders' equity	7,998,527	52,040,814		33,892,900
Total liabilities, mezzanine equity and shareholders' equity	$ 8,999,880	¥ 58,555,914		¥ 40,815,204
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000		100,000,000,000
Parent company | Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	2,477,346,590	2,477,346,590		2,467,134,904
Ordinary shares, shares outstanding (in shares)	2,406,652,132	2,406,652,132		2,384,954,010
Parent company | Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued (in shares)	461,362,309	461,362,309		471,573,995
Ordinary shares, shares outstanding (in shares)	446,011,297	446,011,297		451,490,387